CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Oct. 11, 2022	Mar. 03, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	9,000,000			9,000,000
Common stock, shares issued	1,051,098		22,021,952	645,943
Common stock, shares outstanding	1,051,098		22,021,952	645,943